                                                             File Nos. 333-34741
                                                                       811-05200
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 12                                     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
    Amendment No. 85                                                     [X]

                        (Check appropriate box or boxes.)

     METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
     ----------------------------------------------
     (Exact Name of Registrant)

     METLIFE INVESTORS INSURANCE COMPANY
     -----------------------------------------------
     (Name of Depositor)

     22 Corporate Plaza Drive, Newport Beach, CA                     92660
     ------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 989-3752

     Name and Address of Agent for Service
          Richard C. Pearson
          Executive Vice President
          MetLife Investors Insurance Company
          22 Corporate Plaza Drive
          Newport Beach, CA 92660
          (949) 629-1317

     Copy to:

          W. Thomas Conner
          Sutherland, Asbill & Brennan
          1275 Pennsylvania Avenue, NW
          Washington, DC 20004
          (202)383-0590

It is proposed that this filing will become effective:

     ____ immediately upon filing pursuant to paragraph (b) of Rule 485
     ____ on __________, pursuant to paragraph (b) of Rule 485
     _X__ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 ____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
   Individual Variable Annuity Contracts

Part A, the Prospectus, and Part B, the Statement of Additional Information, are incorporated by reference to the Prospectus and Statement of Additional Information included in the Registrant's post-effective amendment No. 11 to Form N-4, Registration number 333-34741, filed on May 1, 2003.

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

     SUPPLEMENT DATED DECEMBER 30, 2003 TO THE PROSPECTUS DATED MAY 1, 2003,
                          FOR THE NAVIGATOR-SELECT AND
                    CUSTOM-SELECT VARIABLE ANNUITY CONTRACTS

This Supplement amends the prospectus dated May 1, 2003, for the Navigator-Select and Custom-Select Variable Annuity Contracts with respect to the availability of certain investment options under the Contracts.

NAVIGATOR-SELECT CONTRACT
-------------------------

If you own the Navigator-Select Contract, please note the following:

The following investment options are not available under your Contract:

         o Metropolitan Series Fund, Inc. - FI International Stock Portfolio (formerly Putnam International Stock Portfolio) (Class A)
         o Metropolitan Series Fund, Inc. - MFS(R)Research Managers Portfolio (Class A)

All references in the Contract prospectus to the above investment options are hereby deleted.

The following investment options are available under your Contract:

         o        Putnam Variable Trust (Class IA) - Putnam VT International
                  Equity Fund
         o        MFS(R)Variable Insurance Trust (Initial Class) -
                  MFS(R)Research Series

The investment objective of the MFS(R) Research Series is to seek long-term growth of capital and future income. A fee table describing the fees and expenses of the MFS(R) Research Series is attached and supplements the Fee Table in the prospectus. In addition, a revised Appendix B - Part 2 is attached to this Supplement that describes the availability of the investment options under your Contract. Please disregard the version of Appendix B - Part 2 in the current prospectus and replace it with the revised version.

CUSTOM-SELECT CONTRACT
----------------------

If you own the Custom-Select Contract, please note the following:

The following investment portfolios are not available under your Contract:

         o Metropolitan Series Fund, Inc. - FI International Stock Portfolio (formerly Putnam International Stock Portfolio) (Class A)
         o Metropolitan Series Fund, Inc. - MFS(R)Research Managers Portfolio (Class A)

All references in the Contract prospectus to the above investment options are hereby deleted.

The following investment portfolios are available under your Contract:

         o MFS(R) Variable Insurance Trust (Initial Class) - MFS(R) Research Series
         o        Putnam Variable Trust (Class IA) - Putnam VT New Value Fund
         o Putnam Variable Trust (Class IA) - Putnam VT International New Opportunities Fund

The investment objective of the MFS(R) Research Series is to seek long-term growth of capital and future income. The investment objective of the Putnam VT New Value Fund is long-term capital appreciation and the investment objective of the Putnam VT International New Opportunities Fund is long-term capital appreciation . A fee table describing the fees and expenses of the MFS(R) Research Series, Putnam VT New Value Fund, and Putnam VT International New Opportunities Fund is attached and supplements the Fee Table in the Contract prospectus. In addition, a revised Appendix B - Part 2 is attached to this Supplement that describes the availability of the investment options under your Contract. Please disregard the version of Appendix B - Part 2 in the current prospectus and replace it with the revised version.

                         INVESTMENT PORTFOLIO EXPENSES'
       (AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE PORTFOLIO)

                                                           Putnam
                         MFS(R)            Putnam          Variable
                         Variable          Variable        Trust
                         Insurance         Trust           (Class IA) --
                         Trust --          (Class IA) --   Putnam
                         (Initial Class)   Putnam          VT International
                         MFS(R) Research   VT New          New Opportunities
                         Series            Value Fund      Fund
                         ------            ----------      ----
Management Fees           0.75%              0.69%          1.00%
12b-1/Service Fees        0.00%              0.00%          0.00%
Other Expenses            0.12%              0.09%          0.27%
                         ------------------------------------------

Total Annual
  Portfolio Expenses      0.87%              0.78%          1.27%
                         ==========================================

                                   APPENDIX B

PART 2.  PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:

Metropolitan Series Fund, Inc.
     State Street Research Money Market Portfolio

Russell Investment Funds
     Aggressive Equity Fund
     Core Bond Fund
     Multi-Style Equity Fund
     Non-U.S.Fund
     Real Estate Securities Fund

If you purchased the CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM Variable Insurance Funds (Series 1)
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund
     AIM V.I. Premier Equity Fund

AllianceBernstein Variable Products Series Fund, Inc. (Class A)
     AllianceBernstein Premier Growth Portfolio
     AllianceBernstein Real Estate Investment Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 1)
     Franklin Small Cap Fund
     Mutual Shares Securities Fund
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund

Met Investors Series Trust (Class A or Class B (as noted))
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
     Met/Putnam Capital Opportunities Portfolio
     MFS(R) Research International

Metropolitan Series Fund, Inc.
     Capital Guardian U.S. Equity Portfolio (Class B)
     Putnam International Stock Portfolio (Class A)
     State Street Research Money Market Portfolio (Class A)

MFS(R) Variable Insurance Trust (Initial Class)
     MFS(R) Emerging Growth Series
     MFS(R) High Income Series
     MFS(R) Investors Trust Series
     MFS(R) New Discovery Series
     MFS(R) Research Series
     MFS(R) Strategic Income Series

Oppenheimer Variable Account Funds
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Strategic Bond Fund/VA

Putnam Variable Trust (Class IA)
     Putnam VT Growth and Income Fund
     Putnam VT International Equity Fund
     Putnam VT Vista Fund
     Putnam VT New Value
     Putnam VT International New Opportunities

If you purchased the NAVIGATOR-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM Variable Insurance Funds (Series 1)
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund
     AIM V.I. Premier Equity Fund

AllianceBernstein Variable Products Series Fund, Inc. (Class A)
     AllianceBernstein Premier Growth Portfolio
     AllianceBernstein Real Estate Investment Portfolio

Fidelity Variable Insurance Products (Service Class 2)
     VIP Equity-Income Portfolio
     VIP Growth Portfolio
     VIP High Income Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 1)
     Franklin Small Cap Fund
     Mutual Shares Securities Fund
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund

Met Investors Series Trust (Class A or Class B (as noted))
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
     Met/Putnam Capital Opportunities Portfolio
     MFS(R) Research International Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio (Class B)

Metropolitan Series Fund, Inc.
     Capital Guardian U.S. Equity Portfolio (Class B)
     Davis Venture Value Portfolio (Class E)
     Putnam International Stock Portfolio (Class A)
     State Street Research Money Market Portfolio (Class A)

MFS(R) Variable Insurance Trust (Initial Class)
     MFS(R) Emerging Growth Series
     MFS(R) High Income Series
     MFS(R) Investors Trust Series
     MFS(R) New Discovery Series
     MFS(R) Strategic Income Series
     MFS(R) Research Series

PIMCO Variable Insurance Trust (Administrative Class)
     PIMCO High Yield Portfolio
     PIMCO Low Duration Portfolio
     PIMCO StocksPLUS Growth and Income Portfolio
     PIMCO Total Return Portfolio

Putnam Variable Trust (Class IA)
     Putnam VT Growth and Income Fund
     Putnam VT Vista Fund
     Putnam VT International Equity Fund

                                      * * *

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP THEM TOGETHER FOR FUTURE REFERENCE.

                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
------------------------------------------------------------------------
Financial statements were filed as Item 24 a. in Post-Effective Amendment No. 11 (File Nos. 333-34741 and 811-05200) and are incorporated herein by reference.

b.        Exhibits
          ---------------------------------------------------------------

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.**

     2.   Not Applicable.

     3. (i) Form of Principal Underwriter's Agreement. (ii) Form of Selling Agreement. +

     4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract.***

          (ii) Death Benefit Rider***

          (iii) Rider - Nursing Home Waiver***

          (iv) Death Benefit Endorsements**

          (v)  Charitable Remainder Trust Endorsement**

          (vi) Form of Endorsement (Name Change)++++

     5.   Application for Variable Annuity. +

     6.   (i)  Copy of Articles of Incorporation of the Company.***

          (ii) Copy of the Bylaws of the Company.***

     7.   Not Applicable.

     8. (i) Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Services Company+

          (ii) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc.+

          (iii) Form of Fund Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Cova Financial Services Life Insurance Company++

          (iv) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company++

          (v) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company++

          (vi) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Services Life Insurance Company++

          (vii) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Services Life Insurance Company++

          (viii) Form of Participation Agreement among Russell Insurance Funds, Russell Fund Distributors, Inc. and Cova Financial Services Life Insurance Company++

          (ix) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Services Life Insurance Company++

          (x) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company**

          (xi) Form of Fund Participation Agreement - American Century Variable Portfolios, Inc.+++

          (xii) Form of Fund Participation Agreement - Dreyfus+++

          (xiii) Form of Fund Participation Agreement - INVESCO Variable Investment Funds, Inc.+++

          (xiv) Form of Fund Participation Agreement - PIMCO Variable Insurance Trust+++

          (xv) Form of Fund Participation Agreement - Scudder Variable Life Investment Fund+++

     9.   Consent of Counsel.

     10.  Consents of Independent Auditors.

     11.  Not Applicable.

     12.  Agreement Governing Contribution.**

     13.  Calculation of Performance Information ++++

     14.  Company Organizational Chart.****

     *** Incorporated by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on August 29, 1997.

     + Incorporated by reference to Registrants Pre-Effective Amendment No. 1 to Form N-4 electronically filed on November 19, 1997.

     ++ Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 electronically filed on January 26, 1998.

     ** Incorporated by reference to Registrant's Post-Effective Amendment No. 4 (File Nos. 333-34741 and 811-05200) electronically filed on April 30, 1999.

     +++ Incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-34741 and 811-05200) electronically filed on May 1, 2000.

     ++++ Incorporated by reference to Registrant's Post-Effective Amendment No.
          9 (File Nos. 333-34741 and 811-05200) electronically filed on April 26, 2001.

     **** Incorporated by reference to Registrant's Post-Effective Amendment No.
          11 (File Nos. 333-34741 and 811-05200) electronically filed on May 1, 2003.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                          Positions and Offices
Business Address                            with Depositor
----------------------                      ----------------------

Michael K. Farrell                          Chairman of the Board, President,
22 Corporate Plaza Drive                    Chief Executive Officer and Director
Newport Beach, CA  92660

Susan A. Buffum                             Director
334 Madison Avenue
Convent Station, NJ 07961

James P. Bossert                            Executive Vice President, Chief
22 Corporate Plaza Drive                    Financial Officer and Director
Newport Beach, CA  92660

Michael R. Fanning                          Director
501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget                         Director
One Madison Avenue
New York, NY  10010

George Foulke                               Director
501 Route 22
Bridgewater, NJ 08807

Hugh C. McHaffie                            Director
501 Boylston Street
Boston, MA  02116

Richard C. Pearson                          Senior Vice President, General
22 Corporate Plaza Drive                    Counsel, Secretary and Director
Newport Beach, CA  92660

Jeffrey A. Tupper                           Assistant Vice President and
22 Corporate Plaza Drive                    Director
Newport Beach, CA 92660

Kevin J. Paulson                            Senior Vice President
4700 Westown Parkway, Suite 200
West Des Moines, IA 50266

Debora L. Buffington                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA  92660

Betty Davis                                 Vice President
1125 - 17th Street
Denver, CO 80202

Johanna B. Becker                           Vice President
501 Boylston Street
Boston, MA  02116

Christopher A. Kremer                       Vice President
501 Boylston Street
Boston, MA  02116

Louis M. Weisz                              Vice President, Appointed Actuary
501 Boylston Street
Boston, MA  02116

Anthony J. Williamson                       Treasurer
One Madison Avenue
New York, NY  10001

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Post-Effective Amendment No. 11 (File Nos. 333-34741 and 811-05200) and is incorporated herein by reference. b

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of November 30, 2003, there were 2,058 Qualified Contract Owners and 6,508 Non-Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   MetLife Investors USA Separate Account A
   MetLife Investors Variable Annuity Account Five
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Life Account Five
   First MetLife Investors Variable Annuity Account One

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

NAME AND PRINCIPAL                          POSITIONS AND OFFICES
 BUSINESS ADDRESS                             WITH UNDERWRITER
 ----------------                             ----------------

Richard C. Pearson                      President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                     Executive Vice President and Director
One Madison Avenue
New York, NY  10010

Edward Wilson                           Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

A. Frank Beaz                           Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

James P. Bossert                        Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Michael K. Farrell                      Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Helayne F. Klier                        Executive Vice President
One Madison Avenue
New York, NY 10010

Paul Hipworth                           Executive Vice President, Chief
22 Corporate Plaza Drive                Financial Officer
Newport Beach, CA 92660

Paul A. LaPiana                         Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Leslie Sutherland                       Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Charles M. Deuth                        Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington                    Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick                    Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                             Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cathy Sturdivant                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Jonnie L. Crawford                      Secretary
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                   Treasurer
One Madison Avenue
New York, NY 10010

     (c) Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California on this 29th day of December, 2003.

                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (Registrant)

                             By:  METLIFE INVESTORS INSURANCE COMPANY

                             By:  /s/ MICHAEL K. FARRELL
                                  -----------------------------------------

                                   METLIFE INVESTORS INSURANCE COMPANY
                                    Depositor

                              By: /s/ MICHAEL K. FARRELL
                                  -----------------------------------------

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ MICHAEL K. FARRELL                                                      12-29-03
----------------------------- Chief Executive Officer, President            --------
Michael K. Farrell            and Director                                   Date

/s/ JAMES P. BOSSERT          Executive Vice President and Chief Financial  12-29-03
---------------------------   Officer (Principal Accounting Officer) and    --------
James P. Bossert              Director                                       Date

/s/ SUSAN A. BUFFUM*          Director                                      12-29-03
----------------------------                                                --------
Susan A. Buffum                                                              Date

/s/ MICHAEL R. FANNING*       Director                                      12-29-03
----------------------------                                                --------
Michael R. Fanning                                                           Date

/s/ ELIZABETH M. FORGET*      Director                                      12-29-03
----------------------------                                                --------
Elizabeth M. Forget                                                          Date

/s/ GEORGE FOULKE             Director                                      12-29-03
----------------------------                                                --------
George Foulke                                                                Date

/s/ HUGH C. MCHAFFIE          Director                                      12-29-03
----------------------------                                                --------
Hugh C. McHaffie                                                             Date

/s/ RICHARD C. PEARSON        Director                                      12-29-03
----------------------------                                                --------
Richard C. Pearson                                                           Date

/s/ JEFFREY A. TUPPER         Director                                      12-29-03
----------------------------                                                --------
Jeffrey A. Tupper                                                            Date

                                    *By: /s/ RICHARD C. PEARSON
                                         ---------------------------------------
                                         Richard C. Pearson, Attorney-in-fact

                                INDEX TO EXHIBITS

EX-99.B9       Consent of Counsel
EX-99.B10      Consents of Independent Auditors